Note 11 - Financial Risk Management - Maximum Exposure to Credit Risk to the Carrying Value of Cash, Term Deposits, and Accounts Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents		$ 94,008	$ 72,360	$ 130,180
Cash and cash equivalents, Minera Juanicipio (44%) (1)	[1]	22,661	13,024
Accounts receivable (Note 4)		897	83
Value added tax and other receivables, Minera Juanicipio (44%)(1)	[1]	13,753	8,432
Loan to Minera Juanicipio (Notes 6 and 14)(1)	[1]	63,712
Maximum exposure of cash, term deposits, and accounts receivable to credit risk		$ 195,031	$ 93,899

[1]	The expected credit losses take into account future information of the credit worthiness of Minera Juanicipio and are not considered significant.